Other expenses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Other Income and Expenses [Abstract]
Deposit liabilities and reinsurance contracts investment expense	$ 2,871	$ 1,146	$ 4,352	$ 2,365
Change in fair value of embedded derivatives in deposit and reinsurance contracts (1)	111	100	437	310
Other expenses	$ 2,982	$ 1,246	$ 4,789	$ 2,675